Government Grant	6 Months Ended
Mar. 31, 2025
Government Grant [Abstract]
Government Grant

13. GOVERNMENT GRANT

During fiscal year 2023, the Company was awarded a government grant by the state of Mecklenburg-Vorpommern, amounting up to €11.3 million, conditional on the investment in a production facility and the creation of 400 permanent jobs in Pasewalk, Germany. The grant is recognized as deferred income and is released to the statement of comprehensive income over the useful life of the respective assets. €8.7 million of cash from the state of Mecklenburg-Vorpommern was received during the year ended September 30, 2024 and €1.9 million of cash was received during the six months ended March 31, 2025. Both cash receipts were recorded as a reduction of Other current assets.